INVENTORIES	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
INVENTORIES	INVENTORIES

	December 31, 2020	December 31, 2019
Finished goods	$74.4	$68.2
Ore stockpiles	80.1	68.9
Mine supplies	172.8	171.4
	327.3	308.5
Non-current ore stockpiles	198.3	223.2
	$525.6	$531.7
For the year ended December 31, 2020, the Company recognized a net realizable value write-down in finished goods and ore stockpiles amounting to $nil (December 31, 2019 - reversal of $15.8 million).
For the year ended December 31, 2020, the Company recognized a write-down in mine supplies inventories amounting to $5.7 million (December 31, 2019 - $3.5 million).
For the year ended December 31, 2020, the Company recognized $nil and $nil, respectively, in Cost of sales for costs related to operating below normal capacity at Westwood (December 31, 2019 - $16.3 million) and Rosebel (December 31, 2019 - $13.2 million).